INVENTORIES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement1 [Line Items]
Reclassified Asset as Inventories	$ 141,345	$ 28,853
Accumulated depreciation [member]
Statement1 [Line Items]
Reclassified Asset as Inventories	(83,663)	(12,444)
Impairment [member]
Statement1 [Line Items]
Reclassified Asset as Inventories	(35,963)	0
Cost [member]
Statement1 [Line Items]
Reclassified Asset as Inventories	$ 260,971	$ 41,297